Net Income (Loss) Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Computation of Net Loss Per Common Share	The following table sets forth the computation of net loss per common share:

Three Months Ended March 31, 2023
Net loss per common share
Numerator:
Net loss attributable to biote Corp. stockholders (basic and diluted)	$(6,805)
Denominator:
Weighted average shares outstanding (basic and diluted)	17,585,045
Net loss per common share
Basic	$(0.39)
Diluted	$(0.39)
The following table sets forth the computation of net loss per common share:

Year Ended December 31, 2022
Net loss per common share
Numerator:
Net loss attributable to biote Corp. stockholders (basic and diluted)	$(969)
Denominator:
Weighted average shares outstanding (basic and diluted)	8,059,371
Net loss per common share
Basic	$(0.12)
Diluted	$(0.12)

Schedule of Computation of Diluted Weighted Average Shares Outstanding
The Company excluded the following potential shares, presented based on amounts outstanding at each period end, from the computation of diluted weighted average shares outstanding for the periods indicated because including them would have had an antidilutive effect:

Three Months Ended March 31, 2023
RSUs	1,196,632
Stock Options	5,026,279
Class V Voting Stock	40,612,566
Public Warrants	8,116,643
Private Placement Warrants	5,387,489
Earnout Voting Shares	10,000,000
Sponsor Earnout Shares	1,587,500

71,927,109

The Company excluded the following potential shares, presented based on amounts outstanding at each period end, from the computation of diluted weighted average shares outstanding for the periods indicated because including them would have had an antidilutive effect:

Year Ended December 31, 2022
RSUs	1,622,840
Stock Options	5,042,628
Class V Voting Stock	48,565,824
Public Warrants	7,937,466
Private Placement Warrants	5,566,666
Earnout Voting Shares	10,000,000
Sponsor Earnout Shares	1,587,500

80,322,924